Risk Management - Schedule of Fair Value of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	R$ 3,000,551		R$ 3,099,077
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	2,891,089
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	29,016		54,187
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	42,435		4,855,863
Total Financial assets	5,963,092		8,009,127
Derivative measured at fair value through profit or loss
Total Financial Liabilities	15,751
Level 1 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	3,000,551		3,099,077
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	2,891,089
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	1,444
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	42,435		4,855,863
Total Financial assets	5,935,520		7,954,940
Derivative measured at fair value through profit or loss
Total Financial Liabilities	1,674
Level 2 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	27,572		54,187
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Total Financial assets	27,572		54,187
Derivative measured at fair value through profit or loss
Total Financial Liabilities	14,077
Level 3 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Total Financial assets
Derivative measured at fair value through profit or loss
Total Financial Liabilities
Government Bonds - LFT [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	2,999,516		2,298,709
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	35,203		39,552
Government Bonds - LFT [Member] | Level 1 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	2,999,516		2,298,709
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	35,203		39,552
Government Bonds - LFT [Member] | Level 2 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Government Bonds - LFT [Member] | Level 3 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Government Bonds – NTN [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	1,035
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	1,825,323
Government Bonds – NTN [Member] | Level 1 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive	1,035
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	1,825,323
Government Bonds – NTN [Member] | Level 2 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Government Bonds – NTN [Member] | Level 3 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Government Bonds - LTN [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive			800,368
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	965,840
Government Bonds - LTN [Member] | Level 1 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive			800,368
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	965,840
Government Bonds - LTN [Member] | Level 2 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Government Bonds - LTN [Member] | Level 3 [Member]
Financial assets measured at fair value through other comprehensive
Total financial assets measured at fair value through other comprehensive
Financial assets measured at amortized cost
Total financial assets measured at amortized cost
Investment Fund Quotas [Member]
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	99,926
Investment Fund Quotas [Member] | Level 1 [Member]
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	99,926
Swaps contracts [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	27,572	[1]	54,187	[2]
Derivative measured at fair value through profit or loss
Total Financial Liabilities	14,077
Swaps contracts [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments		[1]		[2]
Derivative measured at fair value through profit or loss
Total Financial Liabilities
Swaps contracts [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	27,572	[1]	54,187	[2]
Derivative measured at fair value through profit or loss
Total Financial Liabilities	14,077
Swaps contracts [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments		[1]		[2]
Derivative measured at fair value through profit or loss
Total Financial Liabilities
DI1 – Future Contract [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	1,299
Derivative measured at fair value through profit or loss
Total Financial Liabilities	1,674
DI1 – Future Contract [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	1,299
Derivative measured at fair value through profit or loss
Total Financial Liabilities	1,674
DI1 – Future Contract [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments
Derivative measured at fair value through profit or loss
Total Financial Liabilities
DI1 – Future Contract [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments
Derivative measured at fair value through profit or loss
Total Financial Liabilities
DI1 e DDI - Future Contract [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	145
DI1 e DDI - Future Contract [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments	145
DI1 e DDI - Future Contract [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments
DI1 e DDI - Future Contract [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Total Derivative financial instruments
Other Investments [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	7,232		6,312
Other Investments [Member] | Level 1 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss	7,232		6,312
Other Investments [Member] | Level 2 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Other Investments [Member] | Level 3 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Reverse repurchases agreements [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss			4,809,999
Reverse repurchases agreements [Member] | Level 1 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss			4,809,999
Reverse repurchases agreements [Member] | Level 2 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss
Reverse repurchases agreements [Member] | Level 3 [Member]
Other financial assets measured at fair value through profit or loss
Total other financial assets measured at fair value through profit or loss

[1]	Interest rate swap contracts are commitments to settle in cash on a future date or dates, the difference between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.
[2]	Interest rate swap contracts are commitments to settle in cash, on a future date or dates, the differential between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.